Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Founders' Warrants, Warrants, and Free Shares Granted During Period (Details)
€ / shares in Units, € in Thousands
													12 Months Ended
	Jun. 22, 2022 EUR (€) € / shares	Apr. 20, 2021 EUR (€) € / shares	Mar. 17, 2020 EUR (€) € / shares	Mar. 11, 2020 EUR (€) € / shares	Mar. 29, 2019 EUR (€) € / shares	Jul. 27, 2018 EUR (€) € / shares	Jan. 07, 2017 EUR (€) € / shares	Feb. 02, 2016 EUR (€) € / shares	Jun. 25, 2015 EUR (€) € / shares	Jun. 10, 2015 EUR (€) € / shares	Feb. 10, 2015 EUR (€) € / shares	Sep. 16, 2014 EUR (€) € / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2024 uSDollarPerEuro
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													4,936,540	4,172,089	3,513,246
Expense for the year													€ 4,298	€ 3,222	€ 3,173
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													467,067	557,367	614,726
Expense for the year													€ 0	€ 18	€ 28
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													0	85,750	86,150
Share price (in euros) | € / shares												€ 18.68
Exercise price (in euro per share) | € / shares												€ 18.68
Volatility												58.00%
Risk-free rate												0.64%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 965
Expense for the year													€ 0	€ 0	€ 0
BSPCE 09-2014 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 6 months
BSPCE 09-2014 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years
BSPCE 09-2014 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years 6 months
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													67,750	68,100	68,450
Share price (in euros) | € / shares											€ 18.57
Exercise price (in euro per share) | € / shares											€ 18.57
Risk-free rate											0.39%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 50
Expense for the year													€ 0	€ 0	€ 0
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											62.00%
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											61.00%
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 6 months
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years 6 months
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													27,350	28,400	30,350
Share price (in euros) | € / shares										€ 20.28
Exercise price (in euro per share) | € / shares										€ 20.28
Risk-free rate										0.56%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 483
Expense for the year													€ 0	€ 0	€ 0
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										61.00%
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										62.00%
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										61.00%
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years 6 months
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6 years
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6 years 6 months
BSPCE 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													96,817
Share price (in euros) | € / shares								€ 14.46
Exercise price (in euro per share) | € / shares								€ 14.46
Risk-free rate								0.32%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 1,080
Expense for the year													€ 0	0	0
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								60.00%
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								5 years 6 months
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years 6 months
BSPCE 2016 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													98,100
Share price (in euros) | € / shares								€ 14.46
Exercise price (in euro per share) | € / shares								€ 14.46
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.19%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 1,212
Expense for the year													€ 0	18	28
BSPCE 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													97,050
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euro per share) | € / shares							€ 15.93
Risk-free rate							0.23%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 1,000
Expense for the year													€ 0	0	0
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							59.00%
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							5 years 6 months
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							6 years
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							6 years 6 months
BSPCE 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													80,000
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euro per share) | € / shares							€ 15.93
Volatility							59.00%
Maturity (in years)							5 years
Risk-free rate							0.11%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 622
Expense for the year													€ 0	€ 0	€ 0
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													177,050	178,100	179,150
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euro per share) | € / shares							€ 15.93
Volatility							59.00%
Maturity (in years)							5 years
Risk-free rate							0.11%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 627
Expense for the year													€ 0	€ 0	€ 0
BSPCE 2017 Project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 15.93
Exercise price (in euro per share) | € / shares							€ 15.93
Volatility							59.00%
Maturity (in years)							5 years
Risk-free rate							0.11%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 94
Expense for the year													€ 0	€ 0	€ 0
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													141,251	151,251	185,251
Expense for the year													€ 0	€ 0	€ 0
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													0	10,000	10,000
Share price (in euros) | € / shares												€ 18.68
Exercise price (in euro per share) | € / shares												€ 17.67
Volatility												57.00%
Maturity (in years)												5 years
Risk-free rate												0.41%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 0
Expense for the year													€ 0	€ 0	€ 0
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													21,000	21,000	21,000
Share price (in euros) | € / shares											€ 17.67
Exercise price (in euro per share) | € / shares											€ 17.67
Volatility											58.00%
Maturity (in years)											5 years
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 63
Expense for the year													€ 0	€ 0	€ 0
BSA 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate											0.26%
BSA 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate											0.27%
BSA 2015-2 a
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													64,000	64,000	64,000
Share price (in euros) | € / shares									€ 19.54
Exercise price (in euro per share) | € / shares									€ 19.54
Risk-free rate									0.39%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 16
Expense for the year													€ 0	€ 0	€ 0
BSA 2015-2 a | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSA 2015-2 a | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSA 2015-2 a | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									57.00%
BSA 2015-2 a | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSA 2015-2 a | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years
BSA 2015-2 a | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 1 month 6 days
BSA 2015-2 a | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 3 months 18 days
BSA 2015-2 a | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 4 months 24 days
BSA 2015-2 b
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 19.54
Exercise price (in euro per share) | € / shares									€ 19.54
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 284
Expense for the year													€ 0	€ 0	€ 0
BSA 2015-2 b | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
Risk-free rate									0.25%
BSA 2015-2 b | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									60.00%
Risk-free rate									0.91%
BSA 2015-2 b | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									4 years 7 months 6 days
BSA 2015-2 b | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									9 years 7 months 6 days
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													5,820	5,820	5,820
Share price (in euros) | € / shares						€ 16.10
Exercise price (in euro per share) | € / shares						€ 16.10
Volatility						38.00%
Maturity (in years)						4 years 9 months 18 days
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 1
Expense for the year													€ 0	€ 0	€ 0
BSA 2018-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.70%
BSA 2018-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.10%
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													18,000	18,000	18,000
Share price (in euros) | € / shares					€ 11.66
Exercise price (in euro per share) | € / shares					€ 11.66
Volatility					37.00%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 24
Expense for the year													€ 0	€ 0	€ 0
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.16%
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.50%
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)					9 years 9 months 18 days
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)					9 years 10 months 24 days
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													18,000	18,000	18,000
Share price (in euros) | € / shares			€ 6.59
Exercise price (in euro per share) | € / shares			€ 6.59
Volatility			38.00%
Maturity (in years)			10 years
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 19
Expense for the year													€ 0	€ 0	€ 0
BSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.13%)
BSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.07%)
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													14,431	14,431	14,431
Share price (in euros) | € / shares		€ 13.47
Exercise price (in euro per share) | € / shares		€ 13.47
Volatility		39.10%
Maturity (in years)		10 years
Risk-free rate		0.27%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 44
Expense for the year													€ 0	€ 0	€ 0
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares													3,512,302	2,336,175	2,059,523
Expense for the year													€ 2,047	€ 941	€ 548
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													815,920	1,127,296	653,746
Expense for the year													€ 2,252	€ 2,264	€ 2,597
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 5.90
Exercise price (in euro per share) | € / shares				€ 0.00
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 287
Expense for the year													€ 0	€ 0	€ 28
AGA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.74%)
AGA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.69%)
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													0	0	354,711
Share price (in euros) | € / shares		€ 13.60
Exercise price (in euro per share) | € / shares		€ 0.00
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 4,869
Expense for the year													€ 0	€ 694	€ 2,283
AGA 2021 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.63%
AGA 2021 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.59%
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares)													0	293,776	299,035	0
Share price (in euros) | € / shares	€ 3.68
Exercise price (in euro per share) | € / shares	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 1,092
Expense for the year													€ 253	€ 530	€ 286
AGA 2022 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	0.95%
AGA 2022 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.46%
AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares) | shares													392,460	400,960	0
Share price (in euros) | € / shares	€ 4.87
Exercise price (in euro per share) | € / shares	€ 0
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 2,071
Expense for the year													€ 959	€ 497	€ 0
AGA 2023 - P1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.00%
AGA 2023 - P1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.20%
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards outstanding (in shares)													423,460	432,560	0	423,460
Share price (in euros) | € / shares	€ 4.87
Exercise price (in euro per share) | € / shares	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 2,130
Expense for the year													€ 1,040	€ 543	€ 0
AGA 2023 - P2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.00%
AGA 2023 - P2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	3.20%